Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 416,763	$ 256,077
Trade and other receivables (note 3)	488,721	514,568
Inventories (note 4)	281,052	387,959
Prepaid expenses	37,805	32,541
Other assets (note 7)	8,180	60,931
Current assets	1,232,521	1,252,076
Non-current assets:
Property, plant and equipment (note 5)	3,576,195	3,025,095
Investment in associate (note 6)	193,474	197,821
Deferred income tax assets (note 16)	111,614	59,532
Other assets (note 7)	82,811	74,475
Non-current assets	3,964,094	3,356,923
Assets	5,196,615	4,608,999
Current liabilities:
Trade, other payables and accrued liabilities	493,754	617,414
Current maturities on long-term debt (note 8)	38,420	383,793
Current maturities on lease obligations (note 9)	89,820	9,232
Current maturities on other long-term liabilities (note 10)	26,252	36,914
Current liabilities	648,246	1,047,353
Non-current liabilities:
Long-term debt (note 8)	1,730,433	1,074,493
Other long-term liabilities (note 10)	286,071	207,570
Lease obligations (note 9)	628,685	190,528
Deferred income tax liabilities (note 16)	272,820	281,214
Non-current liabilities	2,918,009	1,753,805
Equity:
Capital stock, 25,000,000 authorized preferred shares without nominal or par value; Unlimited authorization of common shares without nominal or par value; Issued and outstanding common shares at December 31, 2019 were 76,196,080 (2018 - 77,263,273)	440,472	446,544
Contributed surplus	1,783	1,597
Retained earnings	1,039,819	1,145,476
Accumulated other comprehensive loss	(150,389)	(82,404)
Shareholders’ equity	1,331,685	1,511,213
Non-controlling interests	298,675	296,628
Total equity	1,630,360	1,807,841
Equity and liabilities	$ 5,196,615	$ 4,608,999